Ross D. Hansen
Associate General Counsel
Office of General Counsel
Phone: Fax: E-mail:	608.665.7416 608.236.7548 ross.hansen@cunamutual.com
CMFG Life Insurance Company

May 2, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	CMFG Life Insurance Company CMFG Variable Life Insurance Account File Nos. 333-148419/811-03915 Rule 497 Filing

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2016 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7416.

Sincerely,

/s/Ross D. Hansen

Ross D. Hansen
Associate General Counsel